Long Term Debt (Tables)	12 Months Ended
Mar. 31, 2022
Long Term Debt [Abstract]
Schedule of Long Term Debt	Long term debt, consists of the following:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Secured term loans:
Foreign currency loans	73,200	75,709	998.0
Indian rupee loans	21,380	44,924	592.1
Unsecured term loans:
Indian rupee loans*	-	1,118	14.7
Total debt	94,580	121,751	1,604.8
Less: current portion	4,658	9,209	121.4
Long-term debt	89,922	112,542	1,483.4
*	Pertains to unsecured term loan taken by subsidiaries, forming the part of disposable group during the current year from its minority shareholders amounting to INR 1,118 million (US$14.7 million) as at March 31, 2022 and INR nil as at March 31, 2021.

Schedule of Aggregate Maturities of Long-Term Debt	As of March 31, 2022, the aggregate maturities of long-term debt are as follows:
	Annual maturities (1)
As of March 31,	INR	US$
	(In million)
2023	7,480	98.6
2024	6,497	85.6
2025	34,676	457.1
2026	5,755	75.9
2027	34,011	448.3
Thereafter	34,521	455.0
Total: aggregate maturities of long-term debt	122,940	1,620.5
Less: carrying value of unamortized debt financing costs	(1,189)	(15.7)
Net maturities of long-term debt	121,751	1,604.8
Less: current portion of long-term debt	9,209	121.4
Long-term debt	112,542	1,483.4
(1)	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2022 as per Reserve Bank of India.